Financial Instruments and Derivatives (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments and Derivatives (Textual)
Realized gain on settlement of commodity swaps							$ 625,000
Unrealized loss oil price hedges		(130,000)		445,609	398,840		549,434	(398,840)
Proceed from liquidation of price derivative	$ 600,000
Through December 31, 2012 [Member]
Financial Instruments and Derivatives (Textual)
Quantity of commodity swap oil per day, barrels				100			100
Commodity swap strike price, per barrel				96.25			96.25
January 1, 2013 through June 30, 2013 [Member]
Financial Instruments and Derivatives (Textual)
Quantity of commodity swap oil per day, barrels				100
Commodity swap strike price, per barrel				106.25
January 1, 2013 through December 31, 2013 [Member]
Financial Instruments and Derivatives (Textual)
Quantity of commodity swap oil per day, barrels				100
Commodity swap strike price, per barrel				96.90